SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, President and Director

S. CAESAR RABOY, Senior Vice President and
  Director

RICHARD B. BAILEY, Director

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

MICHAEL A. COHEN, Vice President and
  Regional Manager

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Mass. 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Mass. 02110

                                       JK

                                        &

                                       LMN

                                                SEMIANNUAL REPORT, JUNE 30, 1998

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY-8/98 11M

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                                 UNIT VALUE                 PERCENT
                                                                     -----------------------------------   CHANGE IN
                                                                      DECEMBER 31, 1997   JUNE 30, 1998   UNIT VALUE
                                                                     -------------------  --------------  -----------
REGATTA -- NY CONTRACTS:
  Capital Appreciation Series......................................      $   20.4954       $    24.3991        19.05%
  Conservative Growth Series.......................................          21.5979            25.0674        16.06
  Government Securities Series.....................................          12.4617            12.8576         3.18
  High Yield Series................................................          14.9542            15.6357         4.56
  Managed Sectors Series...........................................          19.6663            21.8078        10.89
  Money Market Series..............................................          11.5063            11.7132         1.80
  Total Return Series..............................................          17.1690            18.5386         7.98
  Utilities Series.................................................          19.6408             21.764        10.81
  World Governments Series.........................................          13.9137            12.3520       (11.22)
  World Growth Series..............................................          12.4194            15.6063       (25.66)

REGATTA GOLD -- NY CONTRACTS
  Capital Appreciation Series......................................          13.6249            16.2199        19.05%
  Capital Opportunities Series*....................................          10.8511            12.8055        18.01
  Conservative Growth Series.......................................          14.6125            16.9598        16.06
  Emerging Growth Series...........................................          12.6847            15.2597        20.30
  MFS/Foreign & Colonial Emerging Markets Equity Series............           8.7203             7.1471       (18.04)
  MFS/International Growth Series..................................          10.7213            12.7419        18.85
  MFS/International Growth and Income Series.......................           9.3612            10.0864         7.75
  Government Securities Series.....................................          10.9695            11.3179         3.18
  High Yield Series................................................          11.8237            12.3625         4.56
  Managed Sectors Series...........................................          14.0620            15.5932        10.89
  Money Market Series..............................................          10.4857            10.6743         1.80
  Research Series..................................................          13.2588            15.6203        17.81
  Research Growth and Income Series................................          10.7234            12.4576        16.17
  Total Return Series..............................................          12.9446            13.9772         7.98
  Utilities Series.................................................          14.6470            16.2304        10.81
  World Asset Allocation Series....................................          11.6505            12.6941         8.96
  World Governments Series.........................................          10.0221            10.1122         0.90
  World Growth Series..............................................          11.8491            13.2905        12.16
  World Total Return Series........................................          11.9033            13.1256        10.27

* Before May 1, 1998, called the Value Series.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- June 30, 1998

ASSETS:
  Investments in MFS/Sun Life Series Trust:                                          Shares        Cost         Value
                                                                                   ----------  ------------  ------------
    Capital Appreciation Series ("CAS")..........................................   1,064,422  $ 39,180,827  $ 45,536,109
    Capital Opportunities("COS").................................................     136,805     2,046,213     2,174,537
    Conservative Growth Series ("CGS")...........................................   1,795,022    53,720,449    65,098,623
    Emerging Growth Series ("EGS")...............................................     983,738    17,298,811    20,723,786
    Foreign & Colonial Emerging Markets Equity Series ("FCE")....................      38,450       470,362       345,240
    International Growth Series ("FCG")..........................................     251,653     2,851,228     3,264,983
    International Growth and Income Series ("FCI")...............................      29,945       310,462       305,010
    Government Securities Series ("GSS").........................................     905,749    11,560,319    11,589,932
    High Yield Series ("HYS")....................................................   1,529,603    14,405,732    14,667,203
    Managed Sectors Series ("MSS")...............................................     437,407    11,916,830    12,286,733
    Money Market Series ("MMS")..................................................   9,522,649     9,522,100     9,522,100
    Research Series ("RES")......................................................   1,491,885    28,640,444    32,958,756
    Research Growth and Income Series ("RGS")....................................     111,252     1,267,423     1,426,844
    Total Return Series ("TRS")..................................................   2,479,313    47,127,288    51,119,192
    Utilities Series ("UTS").....................................................     501,056     7,593,091     8,122,932
    World Asset Allocation Series ("WAA")........................................     233,440     3,389,705     3,475,879
    World Governments Series ("WGS").............................................     380,358     4,255,568     4,092,096
    World Growth Series ("WGO")..................................................     685,066     9,562,328    10,574,516
    World Total Return Series ("WTR")............................................     226,290     3,308,116     3,525,596
                                                                                               ------------  ------------
                                                                                               $268,427,296  $300,810,067
                                                                                               ------------  ------------
                                                                                               ------------
LIABILITY:
  Payable to sponsor.............................................................                                  86,078
                                                                                                             ------------
    Net Assets...................................................................                            $300,723,989
                                                                                                             ------------
                                                                                                             ------------

NET ASSETS:
                                                                             Applicable to Owners of          Reserve
                                                                       Deferred Variable Annuity Contracts:     for
                                                                       ------------------------------------   Variable
                                                                         Units    Unit Value      Value      Annuities
                                                                       ---------  -----------  ------------  ----------
Regatta-NY Contracts:
    CAS..............................................................  1,058,092   $  24.3991  $ 25,812,116  $  146,376
    CGS..............................................................    799,646      25.0674    20,043,787      92,006
    GSS..............................................................    642,510      12.8576     8,258,891      --
    HYS..............................................................    322,575      15.6357     5,057,550      18,447
    MSS..............................................................    304,547      21.8078     6,641,869      --
    MMS..............................................................    510,504      11.7132     5,975,960      --
    TRS..............................................................  1,389,176      18.5386    25,749,207     689,534
    UTS..............................................................     97,444      21.7640     2,121,411      --
    WGS..............................................................    258,454      12.3520     3,194,818       2,572
    WGO..............................................................    354,396      15.6063     5,531,920      --
                                                                                               ------------  ----------
                                                                                               $108,387,529  $  948,935
                                                                                               ------------  ----------
Regatta Gold-NY Contracts:
    CAS..............................................................  1,206,074   $  16.2199  $ 19,566,027  $   --
    COS..............................................................    169,908      12.8055     2,174,537      --
    CGS..............................................................  2,633,015      16.9598    44,651,982     291,180
    EGS..............................................................  1,358,095      15.2597    20,723,786      --
    FCE..............................................................     47,472       7.1471       345,240      --
    FCG..............................................................    256,245      12.7419     3,264,983      --
    FCI..............................................................     30,831      10.0864       305,010      --
    GSS..............................................................    294,383      11.3179     3,330,650      --
    HYS..............................................................    775,167      12.3625     9,590,991      --
    MSS..............................................................    361,986      15.5932     5,644,864      --
    MMS..............................................................    332,194      10.6743     3,546,059      --
    RES..............................................................  2,109,996      15.6203    32,958,756      --
    RGS..............................................................    113,842      12.4576     1,426,844      --
    TRS..............................................................  1,762,645      13.9772    24,626,578      --
    UTS..............................................................    368,829      16.2304     6,001,521      --
    WAA..............................................................    273,512      12.6941     3,475,879      --
    WGS..............................................................     88,432      10.1122       894,446      --
    WGO..............................................................    379,326      13.2905     5,042,596      --
    WTR..............................................................    268,598      13.1256     3,525,596      --
                                                                                               ------------  ----------
                                                                                               $191,096,345  $  291,180
                                                                                               ------------  ----------
        Net Assets...........................................................................  $299,483,874  $1,240,115
                                                                                               ------------  ----------
                                                                                               ------------  ----------

NET ASSETS:

                                                                          Total
                                                                       ------------
Regatta-NY Contracts:
    CAS..............................................................  $ 25,958,492
    CGS..............................................................    20,135,793
    GSS..............................................................     8,258,891
    HYS..............................................................     5,075,997
    MSS..............................................................     6,641,869
    MMS..............................................................     5,975,960
    TRS..............................................................    26,438,741
    UTS..............................................................     2,121,411
    WGS..............................................................     3,197,390
    WGO..............................................................     5,531,920
                                                                       ------------
                                                                       $109,336,464
                                                                       ------------
Regatta Gold-NY Contracts:
    CAS..............................................................  $ 19,566,027
    COS..............................................................     2,174,537
    CGS..............................................................    44,943,162
    EGS..............................................................    20,723,786
    FCE..............................................................       345,240
    FCG..............................................................     3,264,983
    FCI..............................................................       305,010
    GSS..............................................................     3,330,650
    HYS..............................................................     9,590,991
    MSS..............................................................     5,644,864
    MMS..............................................................     3,546,059
    RES..............................................................    32,958,756
    RGS..............................................................     1,426,844
    TRS..............................................................    24,626,578
    UTS..............................................................     6,001,521
    WAA..............................................................     3,475,879
    WGS..............................................................       894,446
    WGO..............................................................     5,042,596
    WTR..............................................................     3,525,596
                                                                       ------------
                                                                       $191,387,525
                                                                       ------------
        Net Assets...................................................  $300,723,989
                                                                       ------------
                                                                       ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS-- Six Months Ended June 30, 1998

                               CAS          COS           CGS          EGS           FCE
                           Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                           -----------  -----------   -----------  -----------   -----------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............  $4,727,025     $ 65,902    $ 4,021,926  $  588,305     $  12,512
  Mortality and expense
   risk charges..........     252,362        8,566        330,947     100,789         2,308
  Administrative
   charges...............      30,284        1,028         39,714      12,095           277
                           -----------  -----------   -----------  -----------   -----------
    Net investment
     income..............  $4,444,379     $ 56,308    $ 3,651,265  $  475,421     $   9,927
                           -----------  -----------   -----------  -----------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains (losses)
   on investment
   transactions:
    Proceeds from
     sales...............  $3,919,657     $117,491    $ 2,494,104  $1,110,467     $  45,545
    Cost of investments
     sold................   2,615,946       98,398      1,532,941     809,358        49,388
                           -----------  -----------   -----------  -----------   -----------
      Net realized gains
       (loss)............  $1,303,711     $ 19,093    $   961,163  $  301,109     $  (3,843)
                           -----------  -----------   -----------  -----------   -----------
  Net unrealized
   appreciation
   (depreciation) on
   investments:
    End of period........  $6,355,282     $128,324    $11,378,174  $3,424,975     $(125,122)
    Beginning of
     period..............   5,044,914       21,682      8,236,126   1,240,869       (52,077)
                           -----------  -----------   -----------  -----------   -----------
      Change in
       unrealized
       appreciation
       (depreciation)....  $1,310,368     $106,642    $ 3,142,048  $2,184,106     $ (73,045)
                           -----------  -----------   -----------  -----------   -----------
        Realized and
         unrealized gains
         (losses)........  $2,614,079     $125,735    $ 4,103,211  $2,485,215     $ (76,888)
                           -----------  -----------   -----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............  $7,058,458     $182,043    $ 7,754,476  $2,960,636     $ (66,961)
                           -----------  -----------   -----------  -----------   -----------
                           -----------  -----------   -----------  -----------   -----------

                               FCG           FCI           GSS           HYS           MSS
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -----------   -----------   -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............    $ 90,124      $  2,011    $  606,876    $  850,440    $1,700,250
  Mortality and expense
   risk charges..........      17,045         1,141        63,450        79,779        70,431
  Administrative
   charges...............       2,046           137         7,614         9,573         8,452
                           -----------   -----------   -----------   -----------   -----------
    Net investment
     income..............    $ 71,033      $    733    $  535,812    $  761,088    $1,621,367
                           -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains (losses)
   on investment
   transactions:
    Proceeds from
     sales...............    $194,503      $ 37,189    $1,418,576    $1,239,450    $  923,450
    Cost of investments
     sold................     169,362        45,369     1,387,378     1,121,665       763,317
                           -----------   -----------   -----------   -----------   -----------
      Net realized gains
       (loss)............    $ 25,141      $ (8,180)   $   31,198    $  117,785    $  160,133
                           -----------   -----------   -----------   -----------   -----------
  Net unrealized
   appreciation
   (depreciation) on
   investments:
    End of period........    $413,755      $ (5,452)   $   29,613    $  261,471    $  369,903
    Beginning of
     period..............      60,185        (3,549)      264,065       604,130     1,044,592
                           -----------   -----------   -----------   -----------   -----------
      Change in
       unrealized
       appreciation
       (depreciation)....    $353,570      $ (1,903)   $ (234,452)   $ (342,659)   $ (674,689)
                           -----------   -----------   -----------   -----------   -----------
        Realized and
         unrealized gains
         (losses)........    $378,711      $(10,083)   $ (203,254)   $ (224,874)   $ (514,556)
                           -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............    $449,744      $ (9,350)   $  332,558    $  536,214    $1,106,811
                           -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                               MMS          RES           RGS           TRS            UTS
                           Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account
                           -----------  -----------   -----------   ------------   -----------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............  $   238,957  $1,202,319      $  5,749    $ 5,291,992      $808,978
  Mortality and expense
   risk charges..........       59,312     162,276         6,044        285,732        38,834
  Administrative
   charges...............        7,118      19,473           725         34,288         4,660
                           -----------  -----------   -----------   ------------   -----------
    Net investment income
     (loss)..............  $   172,527  $1,020,570      $ (1,020)   $ 4,971,972      $765,484
                           -----------  -----------   -----------   ------------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains on
   investment
   transactions:
    Proceeds from
     sales...............  $11,774,060  $1,333,767      $ 88,953    $ 2,411,626      $509,595
    Cost of investments
     sold................   11,774,060   1,054,701        78,088      1,886,039       377,867
                           -----------  -----------   -----------   ------------   -----------
      Net realized
       gains.............  $   --       $  279,066      $ 10,865    $   525,587      $131,728
                           -----------  -----------   -----------   ------------   -----------
  Net unrealized
   appreciation on
   investments:
    End of period........  $   --       $4,318,312      $159,421    $ 3,991,904      $529,841
    Beginning of
     period..............      --        1,565,138        27,151      5,938,585       809,777
                           -----------  -----------   -----------   ------------   -----------
      Change in
       unrealized
       appreciation......      --       $2,753,174      $132,270    $(1,946,681)     $(279,936)
                           -----------  -----------   -----------   ------------   -----------
        Realized and
         unrealized gains
         (losses)........  $   --       $3,032,240      $143,135    $(1,421,094)     $(148,208)
                           -----------  -----------   -----------   ------------   -----------
INCREASE IN NET ASSETS
 FROM OPERATIONS.........  $   172,527  $4,052,810      $142,115    $ 3,550,878      $617,276
                           -----------  -----------   -----------   ------------   -----------
                           -----------  -----------   -----------   ------------   -----------

                               WAA           WGS           WGO           WTR
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account      Total
                           -----------   -----------   -----------   -----------   ------------
INCOME AND EXPENSES:
  Dividend income and
   capital gain
   distributions
   received..............    $219,895     $  52,678    $  742,689      $146,812    $ 21,375,440
  Mortality and expense
   risk charges..........      18,612        25,197        62,082        17,997       1,602,904
  Administrative
   charges...............       2,233         3,024         7,450         2,159         192,350
                           -----------   -----------   -----------   -----------   ------------
    Net investment
     income..............    $199,050     $  24,457    $  673,157      $126,656    $ 19,580,186
                           -----------   -----------   -----------   -----------   ------------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
  Realized gains (losses)
   on investment
   transactions:
    Proceeds from
     sales...............    $135,046     $ 574,802    $1,263,789      $245,710    $ 29,837,780
    Cost of investments
     sold................     123,639       604,719     1,008,088       202,357      25,702,680
                           -----------   -----------   -----------   -----------   ------------
      Net realized gains
       (losses)..........    $ 11,407     $ (29,917)   $  255,701      $ 43,353    $  4,135,100
                           -----------   -----------   -----------   -----------   ------------
  Net unrealized
   appreciation
   (depreciation) on
   investments:
    End of period........    $ 86,174     $(163,472)   $1,012,188      $217,480    $ 32,382,771
    Beginning of
     period..............      56,458      (205,715)      833,861       121,517      25,607,709
                           -----------   -----------   -----------   -----------   ------------
      Change in
       unrealized
       appreciation
       (depreciation)....    $ 29,716     $  42,243    $  178,327      $ 95,963    $  6,775,062
                           -----------   -----------   -----------   -----------   ------------
        Realized and
         unrealized
         gains...........    $ 41,123     $  12,326    $  434,028      $139,316    $ 10,910,162
                           -----------   -----------   -----------   -----------   ------------
INCREASE IN NET ASSETS
 FROM OPERATIONS.........    $240,173     $  36,783    $1,107,185      $265,972    $ 30,490,348
                           -----------   -----------   -----------   -----------   ------------
                           -----------   -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                            CAS                          COS
                                        Sub-Account                  Sub-Account
                                ---------------------------   --------------------------
                                 Six Months                   Six Months
                                   Ended        Year Ended       Ended       Year Ended
                                  June 30,     December 31,    June 30,     December 31,
                                    1998           1997          1998          1997*
                                ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss).....................  $  4,444,379   $ 2,120,283    $    56,308     $ (1,777)
  Net realized gains
   (losses)...................     1,303,711     1,540,585         19,093        4,627
  Net unrealized gains
   (losses)...................     1,310,368     1,903,609        106,642       21,682
                                ------------   ------------   -----------   ------------
      Increase (decrease) in
       net assets from
       operations.............  $  7,058,458   $ 5,564,477    $   182,043     $ 24,532
                                ------------   ------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  3,331,423   $ 5,437,094    $   821,924     $342,925
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     1,298,021     2,074,585        508,029      302,919
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (1,532,446)   (1,919,576)        (7,835)      --
                                ------------   ------------   -----------   ------------
      Net accumulation
       activity...............  $  3,096,998   $ 5,592,103    $ 1,322,118     $645,844
                                ------------   ------------   -----------   ------------
  Annuitization Activity:
    Annuitizations............  $    --        $   --         $   --          $ --
    Annuity payments and
     account fees.............       (24,961)      (31,346)       --            --
    Adjustments to annuity
     reserve..................        (2,532)       (2,576)       --            --
                                ------------   ------------   -----------   ------------
      Net annuitization
       activity...............  $    (27,493)  $   (33,922)   $   --          $ --
                                ------------   ------------   -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............  $  3,069,505   $ 5,558,181    $ 1,322,118     $645,844
                                ------------   ------------   -----------   ------------
    Increase (decrease) in net
     assets...................  $ 10,127,963   $11,122,658    $ 1,504,161     $670,376
NET ASSETS:
  Beginning of period.........    35,396,556    24,273,898        670,376       --
                                ------------   ------------   -----------   ------------
  End of period...............  $ 45,524,519   $35,396,556    $ 2,174,537     $670,376
                                ------------   ------------   -----------   ------------
                                ------------   ------------   -----------   ------------

                                            CGS                          EGS
                                        Sub-Account                  Sub-Account
                                ---------------------------   --------------------------
                                 Six Months                   Six Months
                                   Ended        Year Ended       Ended       Year Ended
                                  June 30,     December 31,    June 30,     December 31,
                                    1998           1997          1998           1997
                                ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss).....................  $  3,651,265   $   839,603    $   475,421    $  (81,849)
  Net realized gains
   (losses)...................       961,163     1,505,247        301,109       119,697
  Net unrealized gains
   (losses)...................     3,142,048     4,882,670      2,184,106     1,280,838
                                ------------   ------------   -----------   ------------
      Increase (decrease) in
       net assets from
       operations.............  $  7,754,476   $ 7,227,520    $ 2,960,636    $1,318,686
                                ------------   ------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  9,489,268   $12,920,177    $ 3,024,281    $5,109,875
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     6,410,128     6,398,425      2,792,193     2,532,138
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (1,482,108)   (1,877,932)      (313,957)     (237,664)
                                ------------   ------------   -----------   ------------
      Net accumulation
       activity...............  $ 14,417,288   $17,440,670    $ 5,502,517    $7,404,349
                                ------------   ------------   -----------   ------------
  Annuitization Activity:
    Annuitizations............  $    --        $   251,244    $   --         $  --
    Annuity payments and
     account fees.............       (13,798)      (15,570)       --            --
    Adjustments to annuity
     reserve..................        (4,423)      (12,192)       --            --
                                ------------   ------------   -----------   ------------
      Net annuitization
       activity...............  $    (18,221)  $   223,482    $   --         $  --
                                ------------   ------------   -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............  $ 14,399,067   $17,664,152    $ 5,502,517    $7,404,349
                                ------------   ------------   -----------   ------------
    Increase (decrease) in net
     assets...................  $ 22,153,543   $24,891,672    $ 8,463,153    $8,723,035
NET ASSETS:
  Beginning of period.........    42,925,412    18,033,740     12,260,633     3,537,598
                                ------------   ------------   -----------   ------------
  End of period...............  $ 65,078,955   $42,925,412    $20,723,786    $12,260,633
                                ------------   ------------   -----------   ------------
                                ------------   ------------   -----------   ------------

*For the period July 14, 1997 (commencement of operations) through December 31, 1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                           FCE                         FCG
                                       Sub-Account                 Sub-Account
                                -------------------------   --------------------------
                                Six Months                  Six Months
                                  Ended       Year Ended       Ended       Year Ended
                                 June 30,    December 31,    June 30,     December 31,
                                   1998         1997**         1998           1997
                                ----------   ------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss).....................   $  9,927      $ (1,887)    $    71,033    $   (5,125)
  Net realized gains
   (losses)...................     (3,843)         (146)         25,141         5,393
  Net unrealized gains
   (losses)...................    (73,045)      (52,077)        353,570        56,979
                                ----------   ------------   -----------   ------------
      Increase (decrease) in
       net assets from
       operations.............   $(66,961)     $(54,110)    $   449,744    $   57,247
                                ----------   ------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................   $ 53,851      $116,973     $   209,569    $  680,068
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     (6,700)      302,187         686,161       731,375
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     --            --            (104,089)      (20,814)
                                ----------   ------------   -----------   ------------
      Net accumulation
       activity...............   $ 47,151      $419,160     $   791,641    $1,390,629
                                ----------   ------------   -----------   ------------
  Annuitization Activity:
    Annuity payments and
     account fees.............   $ --          $ --         $   --         $  --
    Adjustments to annuity
     reserve..................     --            --             --            --
                                ----------   ------------   -----------   ------------
      Net annuitization
       activity...............   $ --          $ --         $   --         $  --
                                ----------   ------------   -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............   $ 47,151      $419,160     $   791,641    $1,390,629
                                ----------   ------------   -----------   ------------
    Increase (decrease) in net
     assets...................   $(19,810)     $365,050     $ 1,241,385    $1,447,876
NET ASSETS:
  Beginning of period.........    365,050        --           2,023,598       575,722
                                ----------   ------------   -----------   ------------
  End of period...............   $345,240      $365,050     $ 3,264,983    $2,023,598
                                ----------   ------------   -----------   ------------
                                ----------   ------------   -----------   ------------

                                           FCI                           GSS
                                       Sub-Account                   Sub-Account
                                --------------------------   ---------------------------
                                Six Months                   Six Months
                                   Ended       Year Ended       Ended       Year Ended
                                 June 30,     December 31,    June 30,     December 31,
                                   1998         1997***         1998           1997
                                -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment income
   (loss).....................  $      733     $     (255)   $   535,812    $   488,183
  Net realized gains
   (losses)...................      (8,180)           (16)        31,198         37,818
  Net unrealized gains
   (losses)...................      (1,903)        (3,549)      (234,452)       129,079
                                -----------   ------------   -----------   -------------
      Increase (decrease) in
       net assets from
       operations.............  $   (9,350)    $   (3,820)   $   332,558    $   655,080
                                -----------   ------------   -----------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  118,117     $   53,676    $   441,017    $   901,461
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     111,585         36,535      1,687,218        537,631
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........      (1,733)       --            (419,532)      (577,767)
                                -----------   ------------   -----------   -------------
      Net accumulation
       activity...............  $  227,969     $   90,211    $ 1,708,703    $   861,325
                                -----------   ------------   -----------   -------------
  Annuitization Activity:
    Annuity payments and
     account fees.............  $   --         $  --         $    (8,935)   $    (2,591)
    Adjustments to annuity
     reserve..................      --            --                 (65)          (132)
                                -----------   ------------   -----------   -------------
      Net annuitization
       activity...............  $   --         $  --         $    (9,000)   $    (2,723)
                                -----------   ------------   -----------   -------------
  Increase in net assets from
   contract owner
   transactions...............  $  227,969     $   90,211    $ 1,699,703    $   858,602
                                -----------   ------------   -----------   -------------
    Increase (decrease) in net
     assets...................  $  218,619     $   86,391    $ 2,032,261    $ 1,513,682
NET ASSETS:
  Beginning of period.........      86,391        --           9,557,280      8,043,598
                                -----------   ------------   -----------   -------------
  End of period...............  $  305,010     $   86,391    $11,589,541    $ 9,557,280
                                -----------   ------------   -----------   -------------
                                -----------   ------------   -----------   -------------

 **For the period July 14, 1997 (commencement of operations) through December 31, 1997.
***For the period August 11, 1997 (commencement of operations) through December 31, 1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                            HYS                           MSS
                                        Sub-Account                   Sub-Account
                                ----------------------------   --------------------------
                                 Six Months                    Six Months
                                   Ended        Year Ended        Ended       Year Ended
                                  June 30,     December 31,     June 30,     December 31,
                                    1998           1997           1998           1997
                                ------------   -------------   -----------   ------------
OPERATIONS:
  Net investment income.......  $    761,088    $   383,220    $ 1,621,367    $  706,385
  Net realized gains..........       117,785        124,062        160,133       312,787
  Net unrealized gains
   (losses)...................      (342,659)       380,978       (674,689)      531,538
                                ------------   -------------   -----------   ------------
      Increase in net assets
       from operations........  $    536,214    $   888,260    $ 1,106,811    $1,550,710
                                ------------   -------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  1,681,626    $ 2,509,428    $ 1,174,921    $1,282,041
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     2,232,661      1,893,307        846,586     1,220,095
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........      (626,737)      (421,568)      (565,938)     (587,414)
                                ------------   -------------   -----------   ------------
      Net accumulation
       activity...............  $  3,287,550    $ 3,981,167    $ 1,455,569    $1,914,722
                                ------------   -------------   -----------   ------------
  Annuitization Activity:
    Annuitizations............  $    --         $    20,734    $   --         $  --
    Annuity payments and
     account fees.............        (2,344)        (1,137)   $   --         $  --
    Adjustments to annuity
     reserve..................          (136)           (79)       --            --
                                ------------   -------------   -----------   ------------
      Net annuitization
       activity...............  $     (2,480)   $    19,518    $   --         $  --
                                ------------   -------------   -----------   ------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $  3,285,070    $ 4,000,685    $ 1,455,569    $1,914,722
                                ------------   -------------   -----------   ------------
    Increase (decrease) in net
     assets...................  $  3,821,284    $ 4,888,945    $ 2,562,380    $3,465,432
NET ASSETS:
  Beginning of period.........    10,845,704      5,956,759      9,724,353     6,258,921
                                ------------   -------------   -----------   ------------
  End of period...............  $ 14,666,988    $10,845,704    $12,286,733    $9,724,353
                                ------------   -------------   -----------   ------------
                                ------------   -------------   -----------   ------------

                                           MMS                           RES
                                       Sub-Account                   Sub-Account
                                --------------------------   ---------------------------
                                Six Months                   Six Months
                                   Ended       Year Ended       Ended       Year Ended
                                 June 30,     December 31,    June 30,     December 31,
                                   1998           1997          1998           1997
                                -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment income.......  $   172,527    $  357,569    $ 1,020,570    $    91,756
  Net realized gains..........      --            --             279,066        165,147
  Net unrealized gains
   (losses)...................      --            --           2,753,174      1,401,570
                                -----------   ------------   -----------   -------------
      Increase in net assets
       from operations........  $   172,527    $  357,569    $ 4,052,810    $ 1,658,473
                                -----------   ------------   -----------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $ 3,054,157    $7,367,664    $ 3,703,427    $ 7,847,808
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      302,126    (4,368,281)     6,274,748      6,025,796
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........   (4,373,521)   (2,272,208)      (668,528)      (239,605)
                                -----------   ------------   -----------   -------------
      Net accumulation
       activity...............  $(1,017,238)   $  727,175    $ 9,309,647    $13,633,999
                                -----------   ------------   -----------   -------------
  Annuitization Activity:
    Annuitizations............  $   --         $  --         $   --         $   --
    Annuity payments and
     account fees.............  $    (2,232)   $     (643)   $   --         $   --
    Adjustments to annuity
     reserve..................           (4)          (30)       --             --
                                -----------   ------------   -----------   -------------
      Net annuitization
       activity...............  $    (2,236)   $     (673)   $   --         $   --
                                -----------   ------------   -----------   -------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $(1,019,474)   $  726,502    $ 9,309,647    $13,633,999
                                -----------   ------------   -----------   -------------
    Increase (decrease) in net
     assets...................  $  (846,947)   $1,084,071    $13,362,457    $15,292,472
NET ASSETS:
  Beginning of period.........   10,368,966     9,284,895     19,596,299      4,303,827
                                -----------   ------------   -----------   -------------
  End of period...............  $ 9,522,019    $10,368,966   $32,958,756    $19,596,299
                                -----------   ------------   -----------   -------------
                                -----------   ------------   -----------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                            RGS                          TRS
                                        Sub-Account                  Sub-Account
                                ---------------------------   --------------------------
                                Six Months                    Six Months
                                   Ended       Year Ended        Ended       Year Ended
                                 June 30,     December 31,     June 30,     December 31,
                                   1998         1997****         1998           1997
                                -----------   -------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss).....................  $    (1,020)   $    (1,915)   $ 4,971,972    $2,714,679
  Net realized gains..........       10,865            380        525,587       880,365
  Net unrealized gains
   (losses)...................      132,270         27,151     (1,946,681)    2,564,568
                                -----------   -------------   -----------   ------------
      Increase in net assets
       from operations........  $   142,115    $    25,616    $ 3,550,878    $6,159,612
                                -----------   -------------   -----------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $   441,891    $   403,727    $ 3,296,726    $7,910,254
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      208,570        216,206      3,791,000     4,487,309
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........       (8,178)        (3,103)    (1,584,777)   (2,898,217)
                                -----------   -------------   -----------   ------------
      Net accumulation
       activity...............  $   642,283    $   616,830    $ 5,502,949    $9,499,346
                                -----------   -------------   -----------   ------------
  Annuitization Activity:
    Annuity payments and
     account fees.............  $   --         $   --         $   (38,021)   $  (68,443)
  Adjustments to annuity
   reserve....................      --             --              (8,833)      (16,416)
                                -----------   -------------   -----------   ------------
      Net annuitization
       activity...............  $   --         $   --         $   (46,854)   $  (84,859)
                                -----------   -------------   -----------   ------------
  Increase in net assets from
   contract owner
   transactions...............  $   642,283    $   616,830    $ 5,456,095    $9,414,487
                                -----------   -------------   -----------   ------------
    Increase in net assets....  $   784,398    $   642,446    $ 9,006,973    $15,574,099
NET ASSETS:
  Beginning of period.........      642,446        --          42,058,346    26,484,247
                                -----------   -------------   -----------   ------------
  End of period...............  $ 1,426,844    $   642,446    $51,065,319    $42,058,346
                                -----------   -------------   -----------   ------------
                                -----------   -------------   -----------   ------------

                                           UTS                           WAA
                                       Sub-Account                   Sub-Account
                                --------------------------   ----------------------------
                                Six Months                    Six Months
                                   Ended       Year Ended       Ended        Year Ended
                                 June 30,     December 31,     June 30,     December 31,
                                   1998           1997           1998           1997
                                -----------   ------------   ------------   -------------
OPERATIONS:
  Net investment income
   (loss).....................  $   765,484    $  282,139    $    199,050    $    49,854
  Net realized gains..........      131,728       128,266          11,407         19,530
  Net unrealized gains
   (losses)...................     (279,936)      510,417          29,716         43,944
                                -----------   ------------   ------------   -------------
      Increase in net assets
       from operations........  $   617,276    $  920,822    $    240,173    $   113,328
                                -----------   ------------   ------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $ 2,047,195    $1,252,037    $    274,638    $ 1,203,801
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      789,721       674,611         515,743        818,064
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (119,546)     (250,586)        (65,436)       (42,361)
                                -----------   ------------   ------------   -------------
      Net accumulation
       activity...............  $ 2,717,370    $1,676,062    $    724,945    $ 1,979,504
                                -----------   ------------   ------------   -------------
  Annuitization Activity:
    Annuity payments and
     account fees.............  $   --         $  --         $    --         $   --
  Adjustments to annuity
   reserve....................      --            --              --             --
                                -----------   ------------   ------------   -------------
      Net annuitization
       activity...............  $   --         $  --         $    --         $   --
                                -----------   ------------   ------------   -------------
  Increase in net assets from
   contract owner
   transactions...............  $ 2,717,370    $1,676,062    $    724,945    $ 1,979,504
                                -----------   ------------   ------------   -------------
    Increase in net assets....  $ 3,334,646    $2,596,884    $    965,118    $ 2,092,832
NET ASSETS:
  Beginning of period.........    4,788,286     2,191,402       2,510,761        417,929
                                -----------   ------------   ------------   -------------
  End of period...............  $ 8,122,932    $4,788,286    $  3,475,879    $ 2,510,761
                                -----------   ------------   ------------   -------------
                                -----------   ------------   ------------   -------------

****For the period July 9, 1997 (commencement of operations) to December 31,
1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                           WGS                          WGO                           WTR
                                       Sub-Account                  Sub-Account                   Sub-Account
                                --------------------------   --------------------------   ---------------------------
                                Six Months                   Six Months                   Six Months
                                   Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                 June 30,     December 31,    June 30,     December 31,    June 30,     December 31,
                                   1998           1997          1998           1997          1998           1997
                                -----------   ------------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment income.......  $    24,457    $  112,200    $   673,157    $   55,306    $   126,656    $       746
  Net realized gains
   (losses)...................      (29,917)     (107,682)       255,701       243,950         43,353          8,873
  Net unrealized gains
   (losses)...................       42,243       (99,232)       178,327       585,190         95,963        111,590
                                -----------   ------------   -----------   ------------   -----------   -------------
      Increase (decrease) in
       net assets from
       operations.............  $    36,783    $  (94,714)   $ 1,107,185    $  884,446    $   265,972    $   121,209
                                -----------   ------------   -----------   ------------   -----------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $    80,954    $  298,940    $   414,373    $1,760,372    $   520,546    $   837,139
    Net transfers between
     Sub-Accounts and Fixed
     Account..................      (18,204)     (117,698)       218,928     1,155,858        635,619        955,063
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (145,679)     (305,308)      (366,570)     (558,141)       (53,547)       (14,517)
                                -----------   ------------   -----------   ------------   -----------   -------------
      Net accumulation
       activity...............  $   (82,929)   $ (124,066)   $   266,731    $2,358,089    $ 1,102,618    $ 1,777,685
                                -----------   ------------   -----------   ------------   -----------   -------------
  Annuitization Activity:
    Annuitizations............  $   --         $  --         $   --         $  --         $   --         $   --
    Annuity payments and
     account fees.............       (1,066)       (2,160)       --            --             --             --
    Adjustments to annuity
     reserve..................          (27)          (56)       --            --             --             --
                                -----------   ------------   -----------   ------------   -----------   -------------
      Net annuitization
       activity...............  $    (1,093)   $   (2,216)   $   --         $  --         $   --         $   --
                                -----------   ------------   -----------   ------------   -----------   -------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $   (84,022)   $ (126,282)   $   266,731    $2,358,089    $ 1,102,618    $ 1,777,685
                                -----------   ------------   -----------   ------------   -----------   -------------
    Increase (decrease) in net
     assets...................  $   (47,239)   $ (220,996)   $ 1,373,916    $3,242,535    $ 1,368,590    $ 1,898,894
NET ASSETS:
  Beginning of period.........    4,139,075     4,360,071      9,200,600     5,958,065      2,157,006        258,112
                                -----------   ------------   -----------   ------------   -----------   -------------
  End of period...............  $ 4,091,836    $4,139,075    $10,574,516    $9,200,600    $ 3,525,596    $ 2,157,006
                                -----------   ------------   -----------   ------------   -----------   -------------
                                -----------   ------------   -----------   ------------   -----------   -------------


                                            Total
                                ------------------------------

                                 Six Months       Year Ended
                                    Ended        December 31,
                                June 30, 1998        1997
                                -------------   --------------
OPERATIONS:
  Net investment income.......  $  19,580,186    $   8,109,115
  Net realized gains
   (losses)...................      4,135,100        4,988,883
  Net unrealized gains
   (losses)...................      6,775,062       14,276,945
                                -------------   --------------
      Increase (decrease) in
       net assets from
       operations.............  $  30,490,348    $  27,374,943
                                -------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $  34,179,904    $  58,235,460
    Net transfers between
     Sub-Accounts and Fixed
     Account..................     29,284,133       25,876,125
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........    (12,440,157)     (12,226,781)
                                -------------   --------------
      Net accumulation
       activity...............  $  51,023,880    $  71,884,804
                                -------------   --------------
  Annuitization Activity:
    Annuitizations............  $    --          $     271,978
    Annuity payments and
     account fees.............        (91,357)        (121,890)
    Adjustments to annuity
     reserve..................        (16,020)         (31,481)
                                -------------   --------------
      Net annuitization
       activity...............  $    (107,377)   $     118,607
                                -------------   --------------
  Increase (decrease) in net
   assets from contract owner
   transactions...............  $  50,916,503    $  72,003,411
                                -------------   --------------
    Increase (decrease) in net
     assets...................  $  81,406,851    $  99,378,354
NET ASSETS:
  Beginning of period.........    219,317,138      119,938,784
                                -------------   --------------
  End of period...............  $ 300,723,989    $ 219,317,138
                                -------------   --------------
                                -------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS-Registered Trademark-/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                 Units Transferred        Units Withdrawn,
                     Units Outstanding                          Between Sub-Accounts      Surrendered and        Units Outstanding
                     Beginning of Year      Units Purchased      and Fixed Account           Annuitized             End of Year
                   --------------------- --------------------- ----------------------  ----------------------  ---------------------
                   Six Months            Six Months            Six Months              Six Months              Six Months
                     Ended    Year Ended   Ended    Year Ended   Ended     Year Ended    Ended     Year Ended    Ended    Year Ended
                    June 30,   Dec. 31,   June 30,   Dec. 31,   June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,   Dec. 31,
                      1998       1997       1998       1997       1998        1997        1998        1997        1998       1997
                   ---------- ---------- ---------- ---------- ----------  ----------  ----------  ----------  ---------- ----------
 REGATTA N.Y.
 CONTRACTS:
 -----------------
 CAS Sub-Account... 1,098,819 1,160,312     --          1,731      1,011      20,840     (41,738)    (84,064)  1,058,092  1,098,819
 CGS Sub-Account...   806,893   845,581     --          1,750     19,625      30,673     (26,872)    (71,111)    799,646    806,893
 GSS Sub-Account...   617,817   654,198     --         --         56,462       9,196     (31,769)    (45,577)    642,510    617,817
 HYS Sub-Account...   340,853   355,247     --          1,321     16,218       9,610     (34,496)    (25,325)    322,575    340,853
 MSS Sub-Account...   314,374   326,412     --         --          4,225      17,274     (14,052)    (29,312)    304,547    314,374
 MMS Sub-Account...   540,785   611,608     --             23    310,293     109,285    (340,574)   (180,131)    510,504    540,785
 TRS Sub-Account... 1,439,364 1,567,221     --          2,075      1,015      26,932     (51,203)   (156,855)  1,389,176  1,439,364
 UTS Sub-Account...   103,362   112,112     --         --         (2,889)      6,232      (3,029)    (14,982)     97,444    103,362
 WGS Sub-Account...   277,498   321,322     --         --        (10,199)    (23,467)     (8,845)    (20,357)    258,454    277,498
 WGO Sub-Account...   384,999   406,783     --          1,002    (12,774)     12,949     (17,829)    (35,735)    354,396    384,999
 REGATTA GOLD N.Y.
 CONTRACTS
 -----------------
 CAS Sub-Account...   933,956   401,401    221,111    429,277     93,560     129,225     (42,553)    (25,947)  1,206,074    933,956
 COS Sub-Account*...    61,777    --        67,112     35,061     41,656      26,716        (637)     --         169,908     61,777
 CGS Sub-Account... 1,722,218   347,210    589,150    981,150    375,596     431,451     (53,949)    (37,593)  2,633,015  1,722,218
 EGS Sub-Account...   966,583   335,404    211,234    442,404    203,768     209,941     (23,490)    (21,166)  1,358,095    966,583
 FCE Sub-Account*...    41,861    --         6,446     11,586       (835)     30,275      --          --          47,472     41,861
 FCG Sub-Account...   188,749    56,408     19,713     65,816     58,077      68,561     (10,294)     (2,036)    256,245    188,749
 FCI Sub-Account**...     9,227    --       11,400      5,355     10,366       3,872        (162)     --          30,831      9,227
 GSS Sub-Account...   168,798    40,062     39,868     87,840     87,295      44,641      (1,578)     (3,745)    294,383    168,798
 HYS Sub-Account...   482,767   109,992    139,921    220,099    162,672     157,860     (10,193)     (5,184)    775,167    482,767
 MSS Sub-Account...   251,868    92,171     77,339     97,276     51,261      65,953     (18,482)     (3,532)    361,986    251,868
 MMS Sub-Account...   395,655   244,386    289,200    720,359   (312,605)   (545,823)    (40,056)    (23,267)    332,194    395,655
 RES Sub-Account... 1,478,012   386,810    251,468    639,173    427,598     471,183     (47,082)    (19,154)  2,109,996  1,478,012
 RGS Sub-Account***...    59,221    --      37,999     36,514     17,313      23,014        (691)       (307)    113,842     59,221
 TRS Sub-Account... 1,288,455   321,897    246,184    669,097    280,147     333,800     (52,141)    (36,339)  1,762,645  1,288,455
 UTS Sub-Account...   187,310    45,474    130,704     99,515     54,417      42,677      (3,602)       (356)    368,829    187,310
 WAA Sub-Account...   215,473    39,223     21,543    108,426     41,800      71,503      (5,304)     (3,679)    273,512    215,473
 WGS Sub-Account...    73,436    30,008      7,960     29,573     10,650      19,615      (3,614)     (5,760)     88,432     73,436
 WGO Sub-Account...   324,362    94,134     33,136    152,296     31,061      84,074      (9,233)     (6,142)    379,326    324,362
 WTR Sub-Account...   181,210    24,306     40,732     74,918     50,824      83,263      (4,168)     (1,277)    268,598    181,210

*Units for the year ended December 31, 1997 are for the period July 14, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

**Units for the year ended December 31, 1997 are for the period August 11, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

***Units for the year ended December 31, 1997 are for the period July 9, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account C (the Variable Account) as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.